Fixed Assets, net (Tables)	6 Months Ended
Jun. 30, 2019
Property, Plant and Equipment [Line Items]
Property and equipment, net
	Cost	Accumulated Depreciation	Net Book Value
Balance, December 31, 2018	$787,014	$(31,682)	$755,332
Additions	53,343	-	53,343
Impairment loss	(1,875)	421	(1,454)
Depreciation	-	(14,954)	(14,954)
Balance, June 30, 2019	$838,482	$(46,215)	$792,267

Heidmar Inc.
Property, Plant and Equipment [Line Items]
Property and equipment, net
	Cost	Accumulated Depreciation	Net Book Value
Balance, June 7, 2019	$1,098	$-	$1,098
Additions	52	-	52
Depreciation	-	(13)	(13)
Balance, June 30, 2019	$1,150	$(13)	$1,137